CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (Parenthetical)	Dec. 31, 2012
Equity
Common units issued (in units)	24,815,025
Common units outstanding (in units)	24,815,025
Subordinated units issued (in units)	16,543,350
Subordinated units outstanding (in units)	16,543,350